Accounts receivable, net (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 11,894,509	¥ 85,947,341	¥ 85,215,404
Less: allowance for doubtful accounts	(2,841,890)	(20,534,926)	(4,862,941)
Accounts receivable, net	$ 9,052,619	¥ 65,412,415	¥ 80,352,463